As filed with the Securities and Exchange Commission on May 2, 2018

Registration No. 333-222787

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

RUSSELL INVESTMENT COMPANY

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor

Seattle, Washington 98101

(Address of Principal Executive Office) (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon Dechert LLP One International Place, 40th Floor Boston, Massachusetts 02110 617-728-7100

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the final, executed opinion of counsel in connection with the reorganization of the U.S. Large Cap Equity Fund, a series of Russell Investment Company, with and into the Multifactor U.S. Equity Fund, a series of Russell Investment Company, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the combined Information Statement/Prospectus and Statement of Additional Information, which were filed on EDGAR on March 15, 2018 (File No. 333-222787).

2

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant’s Third Amended and Restated Master Trust Agreement, which reads as follows:

Section 6.4. Indemnification of Trustees, Trustees Emeritus, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees, Trustees Emeritus and officers (including persons who serve at the Trust’s request as directors, officers, trustees or trustees emeritus of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee, Trustee Emeritus or officer, director, trustee or trustee emeritus, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insurance is provided to the Registrant and to the officers and Trustees of the Registrant pursuant to the a Directors’ & Officers’/Errors & Omissions Professional Liability Insurance Policy which insures, subject to the policy’s coverage limits, exclusions and deductibles, against claims made against any insured entity, person or fund for any wrongful act (any actual or alleged act, error, misstatement, misleading statement, act or omission, neglect or breach of duty by the Insured in the discharge of their duties in his or her capacity as such) and reasonable costs, charges, fees and expenses incurred in defending and investigating claims.

Russell Investment Management, LLC or its affiliates may from time to time agree to provide indemnification from their own assets to the Registrant and Trustees of the Registrant against all liabilities incurred by the Registrant or any Trustee in connection with certain specified matters.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)	1.1 Third Amended and Restated Master Trust Agreement dated March 1, 2018 (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

1.2 Amendment No. 1 to Third Amended and Restated Master Trust Agreement dated March 1, 2018 (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(2)	2.1 By-Laws of Russell Investment Company dated February 28, 2012 (incorporated by reference to Post-Effective Amendment No. 168 dated March 15, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(3)	Not applicable.

(4)	4.1 Form of Agreement and Plan of Reorganization (incorporated by reference to Post-Effective Amendment No. 1 dated March 15, 2018 to the Registrant’s Registration Statement on Form N-14 (SEC File No. 333-222787))

(5)	5.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

5.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

5.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

5.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(6)	6.1 Advisory Agreement with Russell Investment Management Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.2 First Amendment to Advisory Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.3 Letter Agreement adding the Unconstrained Total Return Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.4 Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

6.5 Form of Letter Agreement adding the Multifactor Bond Fund to the Advisory Agreement (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(7)	7.1 Distribution Agreement with Russell Financial Services, Inc. dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.2 First Amendment to Distribution Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.3 Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Distribution Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.4 Form of Letter Agreement to the Distribution Agreement adding Class A1, Class A2, Class A3, Class C1 and Class T Shares to certain Funds (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

7.5 Form of Letter Agreement to the Distribution Agreement adding the Multifactor Bond Fund (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(8)	8.1. Bonus or Profit Sharing Plans (none)

(9)	9.1 Master Custodian Contract with State Street Bank and Trust Company dated August 25, 2009 (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.2 Form of Letter Agreement adding the Russell Commodity Strategies Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 129 dated December 23, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.3 Form of Letter Agreement adding the Russell Global Credit Strategies Fund and Russell Global Infrastructure Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.4 Form of Letter Agreement adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.5 Form of Letter Agreement adding the Russell U.S. Strategic Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.6 Form of Letter Agreement adding the Russell Strategic Call Overwriting Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.7 Amendment to Master Custodian Contract dated January 21, 2013 (incorporated by reference to Post-Effective Amendment No. 189 dated February 7, 2013 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.8 Form of Letter Agreement adding the Select U.S. Equity Fund and the Select International Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 199 dated April 18, 2014 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.9 Form of Letter Agreement adding the Russell Multi-Strategy Income Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.10 Form of Letter Agreement adding the Russell Tax-Managed International Equity Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 206 dated December 19, 2014 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.11 Form of Letter Agreement adding the Russell Tax Exempt High Yield Bond Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 208 dated February 25, 2015 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.12 Form of Letter Agreement adding the Unconstrained Total Return Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.13 Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.14 Amendment to Master Custodian Contract dated October 31, 2016 (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

9.15 Form of Letter Agreement adding the Multifactor Bond Fund to the Master Custodian Contract (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(10)	10.1 Form of Rule 12b-1 Distribution Plan for the Russell Multi-Manager Principal Protected Fund (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.2 Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.3 Form of Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 for Class T, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

10.4 Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(11)	11.1 Opinion and Consent of Counsel (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed January 30, 2018 (SEC File No. 333-222787))

(12)	12.1 Opinion and Consent of Dechert LLP regarding tax matters (filed herewith)

(13)	13.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.7 Form of Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 84 dated August 24, 2006 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.8 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Real Estate Securities Fund, Short Duration Bond Fund and Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 96 dated February 28, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.9 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class C and S Shares to the Fixed Income I Fund (incorporated by reference to Post-Effective Amendment No. 103 dated July 24, 2007 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.10 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class Y Shares to the Real Estate Securities Fund, Emerging Markets Fund, Short Duration Bond Fund, Global Equity Fund and Money Market Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.11 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A, Class C and Class S Shares to the Equity I Fund, Equity Q Fund, Equity II Fund, International Fund and Fixed Income III Fund (incorporated by reference to Post-Effective Amendment No. 119 dated June 2, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.12 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A Shares to the Russell Investment Grade Bond Fund, Russell Tax Exempt Bond Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 133 dated March 24, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.13 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Global Credit Strategies Fund and the Russell Global Infrastructure Fund (incorporated by reference to Post-Effective Amendment No. 135 dated April 1, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.14 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Large Cap Equity Fund and the Russell U.S. Mid Cap Equity Fund (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.15 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell U.S. Strategic Equity Fund (incorporated by reference to Post-Effective Amendment No. 171 dated April 11, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.16 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding the Russell Strategic Call Overwriting Fund (incorporated by reference to Post-Effective Amendment No. 173 dated May 9, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.17 Form of Letter Agreement to the Amended and Restated Yield Calculation Services Agreement with State Street Bank and Trust Company adding Class A and Class Y Shares to the Russell U.S. Growth Fund (incorporated by reference to Post-Effective Amendment No. 177 dated June 12, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.18 Form of Portfolio Management Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.19 Form of Non-Discretionary Investment Advisory Contract with Money Managers and Russell Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.20 Administrative Agreement with Russell Fund Services Company dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.21 First Amendment to Administrative Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 228 dated December 22, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.22 Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.23 Form of Letter Agreement adding the Multifactor Bond Fund to the Administrative Agreement (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.24 Second Amended and Restated Transfer Agency and Service Agreement dated August 31, 2015 between Russell Investment Company and Russell Fund Services Company (incorporated by reference to Post-Effective Amendment No. 215 dated December 4, 2015 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.25 Form of Letter Agreement adding the Unconstrained Total Return Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.26 Form of Letter Agreement adding the Multi-Asset Growth Strategy Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 222 dated August 31, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.27 First Amendment to Second Amended and Restated Transfer Agency and Service Agreement dated June 2, 2016 (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.28 Form of Letter Agreement to the Second Amended and Restated Transfer Agency and Service Agreement adding Class A1, Class A2, Class A3, Class C1 and Class T Shares to certain Funds (incorporated by reference to Post-Effective Amendment No. 226 dated December 9, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.29 Form of Letter Agreement adding the Multifactor Bond Fund to the Second Amended and Restated Transfer Agency and Service Agreement (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.30 Second Amendment to the Second Amended and Restated Transfer Agency and Service Agreement dated March 1, 2017 (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.31 Third Amendment to the Second Amended and Restated Transfer Agency and Service Agreement dated March 1, 2018 (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.32 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.33 General forms of Frank Russell Investment Management Company’s Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.34 General form of Frank Russell Investment Management Company’s Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.35 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.36 Form of Letter Agreements regarding fee waivers and waivers and reimbursements (incorporated by reference to Post-Effective Amendment No. 242 dated February 28, 2018 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.37 Form of Letter Agreements regarding fee waivers and reimbursements for the Multifactor Bond Fund (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.38 Letter Agreements regarding fee waiver and waiver and reimbursements (incorporated by reference to Post-Effective Amendment No. 238 dated September 15, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.39 Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 236 dated June 14, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.40 Form of Russell Multi-Manager Principal Protected Fund Shareholder Services Plan (incorporated by reference to Post-Effective Amendment No. 61 dated December 16, 2002 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.41 Joint Insurance Agreement dated December 31, 2016 (incorporated by reference to Post-Effective Amendment No. 230 dated February 28, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.42 Form of Russell Cayman Commodity Strategies Fund Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post-Effective Amendment No. 134 dated March 31, 2010 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.43 Form of Cayman Multi-Asset Growth Strategy Fund, Ltd. Appointment of Agent For Service of Process (incorporated by reference to Post-Effective Amendment No. 225 dated November 30, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.44 Agreement and Plan of Reorganization of the Diversified Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.45 Agreement and Plan of Reorganization of the Special Growth Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.46 Agreement and Plan of Reorganization of the Quantitative Equity Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.47 Agreement and Plan of Reorganization of the International Securities Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.48 Agreement and Plan of Reorganization of the Multistrategy Bond Fund (incorporated by reference to Post-Effective Amendment No. 119 dated August 1, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.49 Agreement and Plan of Reorganization of the 2010 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 149 dated February 28, 2011 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.50 Agreement and Plan of Reorganization of the Russell U.S. Value Fund (incorporated by reference to Post-Effective Amendment No. 187 dated December 3, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.51 Guarantee Agreement (incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.52 Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 122 dated March 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.53 Form of Guarantee Agreement Extension Notice (incorporated by reference to Post-Effective Amendment No. 123 dated April 30, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.54 Plan of Liquidation and Dissolution of Sub-Trust of the Russell Flex Equity Fund (Incorporated by reference to Post-Effective Amendment No. 120 dated December 4, 2008 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.55 Plan of Liquidation and Dissolution of Sub-Trust of the Russell Tax-Managed Global Equity Fund (incorporated by reference to Post-Effective Amendment No. 128 dated December 1, 2009 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.56 Plan of Liquidation and Dissolution of Sub Trust of the 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – S Shares and 2027 Extended Distribution Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 163 dated January 17, 2012 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.57 Form of Plan of Liquidation and Dissolution of Sub Trust of the Russell Money Market Fund (incorporated by reference to Post-Effective Amendment No. 193 dated April 30, 2013 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.58 Plan of Liquidation and Dissolution of Sub Trusts of the 2017 Retirement Distribution Fund – A Shares and 2017 Retirement Fund – S Shares (incorporated by reference to Post-Effective Amendment No. 195 dated December 6, 2013 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.59 Agreement and Plan of Reorganization of the 2015 Strategy Fund (incorporated by reference to Post-Effective Amendment No. 209 dated February 27, 2015 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.60 Form of Plan of Liquidation and Dissolution of Sub Trust of the Russell Multi-Strategy Alternative Fund (incorporated by reference to Post-Effective Amendment No. 219 dated May 25, 2016 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

13.61 Plan of Liquidation and Dissolution of Sub Trusts of the 2020 Strategy Fund, 2025 Strategy Fund, 2030 Strategy Fund, 2035 Strategy Fund, 2040 Strategy Fund, 2045 Strategy Fund, 2050 Strategy Fund, 2055 Strategy Fund and In Retirement Fund (incorporated by reference to Post-Effective Amendment No. 238 dated September 15, 2017 to the Registrant’s Registration Statement on Form N-1A (SEC File Nos. 2-71299/811-3153))

(14)	14.1 Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of the Registrant (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed January 30, 2018 (SEC File No. 333-222787))

(15)	Not Applicable

(16)	16.1 Powers of Attorney – (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed January 30, 2018 (SEC File No. 333-222787))

(17)	Not Applicable

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, and State of Washington, on this 2nd day of May, 2018.

RUSSELL INVESTMENT COMPANY Registrant

By:	/s/ Mark Spina
Mark Spina, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on May 2, 2018.

/s/ Mark Spina	/s/ Mark E. Swanson
Mark Spina, Trustee, President and Chief Executive Officer	Mark E. Swanson, Treasurer and Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Kristianne Blake, Trustee

*	*
Cheryl Burgermeister, Trustee	Daniel P. Connealy, Trustee

*	*
Katherine W. Krysty, Trustee	Raymond P. Tennison, Jr., Trustee

*
Jack R. Thompson, Trustee

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

*	Pursuant to Power of Attorney (incorporated by reference to Registrant’s Registration Statement on Form N-14 filed January 30, 2018 (SEC File No. 333-222787)).

Exhibit Index

Exhibit Number	Exhibit Title

12.1	Opinion and Consent of Dechert LLP regarding tax matters